Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	ivf_SupplementTextBlock

Ivy Funds

Supplement dated February 11, 2014 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013, November 6, 2013, November 21, 2013, November 25, 2013 and January 2, 2014

On February 11, 2014, the name of the Ivy Pacific Opportunities Fund was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging markets equity securities, all as described in a separate prospectus for the Ivy Emerging Markets Equity Fund. Accordingly, effective February 11, 2014, all references to the Ivy Pacific Opportunities Fund are removed from this Prospectus.

The following replaces the first paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and emerging market companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Emerging Markets Equity Fund (formerly known as Ivy Pacific Opportunities Fund) (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and emerging market countries, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund's objective.

The following replaces the chart at the end of the second paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	90%	10%
Ivy European Opportunities Fund	90%	10%

The following replaces the first sentence of the fifth paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies that are (i) from countries considered to be emerging market countries or (ii) economically linked to emerging market countries, including, but not limited to, companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region.

The following is added before the last paragraph of the "Performance" section on page 96 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Effective February 11, 2014, the name of one of the Fund's underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund's former strategy to invest primarily in Pacific region equity securities, and the Fund's performance may have differed if the Ivy Emerging Markets Equity Fund's current strategy had been in place.

The following replaces the chart at the end of the second paragraph of the "Principal Investment Strategies" section on page 100 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	60%	10%
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%

The following replaces the fifth paragraph of the "Principal Investment Strategies" section on page 100 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international, including emerging market and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.

The following is added before the last paragraph of the "Performance" section on page 101 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

Effective February 11, 2014, the name of one of the Fund's underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund's former strategy to invest primarily in Pacific region equity securities, and the Fund's performance may have differed if the Ivy Emerging Markets Equity Fund's current strategy had been in place.

Ivy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivf_SupplementTextBlock

Ivy Funds

Supplement dated February 11, 2014 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013, November 6, 2013, November 21, 2013, November 25, 2013 and January 2, 2014

On February 11, 2014, the name of the Ivy Pacific Opportunities Fund was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging markets equity securities, all as described in a separate prospectus for the Ivy Emerging Markets Equity Fund. Accordingly, effective February 11, 2014, all references to the Ivy Pacific Opportunities Fund are removed from this Prospectus.

Ivy Managed European/Pacific Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivf_SupplementTextBlock

Ivy Funds

Supplement dated February 11, 2014 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013, November 6, 2013, November 21, 2013, November 25, 2013 and January 2, 2014

The following replaces the first paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and emerging market companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Emerging Markets Equity Fund (formerly known as Ivy Pacific Opportunities Fund) (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and emerging market countries, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund's objective.

The following replaces the chart at the end of the second paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	90%	10%
Ivy European Opportunities Fund	90%	10%

The following replaces the first sentence of the fifth paragraph of the "Principal Investment Strategies" section on page 95 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies that are (i) from countries considered to be emerging market countries or (ii) economically linked to emerging market countries, including, but not limited to, companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region.

The following is added before the last paragraph of the "Performance" section on page 96 of the Ivy Funds Prospectus for Ivy Managed European/Pacific Fund:

Effective February 11, 2014, the name of one of the Fund's underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund's former strategy to invest primarily in Pacific region equity securities, and the Fund's performance may have differed if the Ivy Emerging Markets Equity Fund's current strategy had been in place.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivf_SupplementTextBlock

Ivy Funds

Supplement dated February 11, 2014 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013, November 6, 2013, November 21, 2013, November 25, 2013 and January 2, 2014

The following replaces the chart at the end of the second paragraph of the "Principal Investment Strategies" section on page 100 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	60%	10%
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%

The following replaces the fifth paragraph of the "Principal Investment Strategies" section on page 100 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international, including emerging market and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.

The following is added before the last paragraph of the "Performance" section on page 101 of the Ivy Funds Prospectus for Ivy Managed International Opportunities Fund:

Effective February 11, 2014, the name of one of the Fund's underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund's former strategy to invest primarily in Pacific region equity securities, and the Fund's performance may have differed if the Ivy Emerging Markets Equity Fund's current strategy had been in place.